Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of components of income tax expense
	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Current income tax expense (recovery)	$(2,157)	$4,836
Deferred income tax expense (recovery)	97	(1,118)
Income tax expense (recovery)	$(2,060)	$3,718

Schedule of deferred income taxes have not been recognized in respect
	December 31,	December 31,
	2023	2022

Inventories	$39,904	$9,074
Property, plant and equipment	41,892	36,709
Mexican tax losses (expiring in 2025 - 2031)	33,999	32,112
Canadian tax losses (expiring in 2034 - 2043)	37,103	31,892
U.S. tax losses (expiring in 2025 - 2037)	31,957	31,957
U.S. tax losses (no expiry)	165,649	191,790
Provisions and other	72,190	72,283
Deferred Mexican mining royalty	629	348
	$423,323	$406,165

Schedule of net deferred tax liability relates to the Mexican mining royalty and arises principally
	December 31,	December 31,
	2023	2022

Property, plant and equipment	$787	$815
Other	319	333
Total deferred tax liabilities	1,106	1,148
Provisions and reserves	(477)	(800)
Net deferred tax liabilities	$629	$348

Schedule of effective rate of income tax differs from the statutory rate
	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Loss before income taxes	$(40,233)	$(41,469)
Statutory rate	26.5%	26.5%
Tax recovery at statutory rate	(10,662)	(10,989)
Mexican mining royalty	852	1,435
Impact of foreign tax rates	9	674
Non-deductible expenses	2,351	4,351
Losses not recognized	5,390	8,247
Income tax expense (recovery)	$(2,060)	$3,718